Other Noncurrent Liabilities - Other Noncurrent Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Liabilities Disclosure [Abstract]
Reserve for underground storage tank removal	$ 84	$ 81	$ 79
Accrued environmental expense, long-term	12	12
Other	20	18
Other noncurrent liabilities	$ 116	$ 111